Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Equity securities	$ 1,191	$ 1,070
Other assets	24,445	20,153
Total assets	2,309,557	2,138,954
LIABILITIES
Subordinated debentures	29,427	29,427
Total liabilities	1,979,431	1,840,056
SHAREHOLDERS’ EQUITY
Preferred stock		9,364
Common stock	276,422	266,901
Accumulated earnings	67,974	41,320
Treasury Stock	(21,144)	(17,235)
Accumulated other comprehensive loss	6,874	(1,452)
Total shareholders’ equity	330,126	298,898	$ 184,461	$ 137,616
Total liabilities and shareholders’ equity	2,309,557	2,138,954
CBI[Member]
ASSETS
Cash	24,089	19,678	$ 29,908	$ 4,747
Equity securities	1,191	1,070
Investment in bank subsidiary	319,714	288,866
Investment in nonbank subsidiaries	15,181	14,081
Other assets	1,683	7,639
Total assets	361,858	331,334
LIABILITIES
Deferred income taxes and other liabilities	2,305	3,009
Subordinated debentures	29,427	29,427
Total liabilities	31,732	32,436
SHAREHOLDERS’ EQUITY
Preferred stock		9,364
Common stock	276,422	266,901
Accumulated earnings	67,974	41,320
Treasury Stock	(21,144)	(17,235)
Accumulated other comprehensive loss	6,874	(1,452)
Total shareholders’ equity	330,126	298,898
Total liabilities and shareholders’ equity	$ 361,858	$ 331,334